Employee Benefit Expenses - Summary OF Employee Benefit Expenses (Parenthetical) (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Employee Benefit Expenses [abstract]
Remeasurements of employee termination benefit gains/losses	₺ (12,699)	₺ 3,738	₺ 34,532